FINANCING EXPENSES (Tables)	12 Months Ended
Dec. 31, 2020
FINANCING EXPENSES
Financing expenses disclosure

($ millions)	2020	2019

Interest on debt	884	825

Interest on lease liabilities	166	172

Capitalized interest at 4.8% (2019 – 5.3%)	(120)	(122)

Interest expense	930	875

Interest on partnership liability	52	55

Interest on pension and other post-retirement benefits	54	59

Accretion	278	270

Foreign exchange gain on U.S. dollar denominated debt	(312)	(624)

Operational foreign exchange and other	(6)	(2)

	996	633